SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 27, 2024	Mar. 18, 2024	Nov. 30, 2024	Nov. 30, 2023
Subsequent Events [Abstract]
Proceeds from related party	$ 52,166		$ 231,666
Deposits		$ 5,000
Aggregate amount		$ 20,000